Investment Strategy - VegaShares US Equity Autocallable Income ETF	Mar. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the NYSE® U.S. 500 Adaptive Vol Autocallable Index (the "Laddered Autocall Index"). The Laddered Autocall Index is composed of a diversified portfolio of US equity-linked synthetic autocallable notes (each an "Autocallable"). In general, an Autocallable can be thought of as a financial instrument that has interest payments, maturity, and payment at maturity linked to an index. As a conceptual example, an Autocallable would make 1% quarterly interest payments so long as its reference index at or above the "Coupon Barrier" on the coupon observation dates. Similarly, so long as its reference index is below the "Autocallable Barrier" on the Autocallable observation dates, maturity would occur at the original stated maturity date (but you could still lose money if it breaches its "Principal Barrier"). However, if the reference index is at or above the Autocallable Barrier on an Autocallable observation date, the Autocallable would be automatically called, and maturity would occur early with early maturity payment at par. In the alternative, if the Autocallable has not been called and at the stated maturity date the refence index is below the Principal Barrier, maturity payment would not be at par, but rather at a lesser amount that would reflect the loss of the reference index.

The adviser aims to use financial instruments such as total return swaps to gain exposure to the level of the Laddered Autocallable Index. Under normal market conditions, the Fund will enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Laddered Autocallable Index. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Laddered Autocallable Index. Because the Fund's swap strategy may not consume all its assets, the Fund may invest in short-term U.S. Treasury securities, money market funds or ETFs that holds short-term U.S. Treasury securities.

Laddered Autocall Index Constituents

The Laddered Autocall Index is composed of a theoretical portfolio of 52 Autocallables in a laddered maturity alignment with the following characteristics.

Autocallable	Specific Feature
Reference index	One of the 11 underlying reference indices
Face (Par) Value	100

Maturity (Tenor)	5 to 5.75 years. Every maturity date is 4.5 years after the Non-call Period, this ensures each maturity date is unique.
Non-call Period	6 to 15 months. Each of the 52 Autocallables has its unique anchor date (each anchor date spread 1 week apart over 52 weeks) that determines its first callable date.
Interest Coupon Payment	Monthly
Autocallable Barrier	104.50% (stepping down by 0.25% each quarter to 100%)
Principal Barrier	70.00%
Coupon Barrier	70.00%

Each Autocallable in the Laddered Autocall Index has three main components.

◾	Call Feature: Upon the expiration of each Autocallable's non-callable period, the Autocallable will automatically be called prior to its scheduled maturity date if its underlying reference index reaches or exceeds the Autocallable Barrier on a quarterly observation date.

◾	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly observation date, the performance of its underlying reference index is at or above the Coupon Barrier. If its underlying reference index is below the Coupon Barrier on a monthly observation date, no coupon will be paid for that period.

◾	Contingent Principal Protection: If an Autocallable is not called prior to its stated maturity, its principal is fully protected if its underlying reference index is at or above the Principal Barrier. If the underlying reference index is below the Principal Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the underlying reference index.

The Laddered Autocall Index employs a roll mechanism whereby any Autocalls that have been auto called or matured are immediately replaced by new Autocalls. Among the 52 Autocalls, each has a unique anchor date within the calendar year, one for each of the 52 weeks in the year. The anchor date for each Autocall determines first callable date (with the Non-call Period at a minimum of 6 months from inception date), and subsequently the maturity date (which is always 4.5 years from first callable date). This approach has the effect of diversifying entry points and maturity dates, and thus minimizing timing risk.

Autocall Underlying Reference Indexes

Each Autocall's coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund's total return, is contingent and with respect to principal value at maturity, based on the performance on one of the NYSE® U.S. 500 Target Volatility+ indices in the NYSE® U.S. 500 Target Volatility+ Index Series (each, an "Underlying Reference Index", and collectively, the "Underlying Reference Index Family"), which provides volatility-adjusted exposure to the NYSE® U.S. 500 Index (the "NYSE® U.S. 500 Index"). Each Underlying Reference Index is intended to be an excess return style index, and not a total return index. The NYSE® U.S. 500 Index has significant exposure to companies in the technology sector.

The Underlying Reference Index Family is comprised of 11 Underlying Reference Indexes, each targeting a specific whole-number volatility level from 25% to 35%. For example, the Underlying Reference Index targeting volatility level of 25% is the NYSE® U.S. 500 Target Volatility+ 25% Index and would be referred to as "Underlying Reference Index Volta 25"; the Underlying Reference Index targeting volatility level of 30% is the NYSE® U.S. 500 Target Volatility+ 30% Index and would be referred to as "Underlying Reference Index Volta 30".

Each Autocall, at the time of inception and being added to the Index Portfolio, references one of the 11 Underlying Reference Indices in the Underlying Reference Index Family. The volatility target of the Underlying Reference Index underlying that Autocall would most closely match the sum of (1) the 1-month implied volatility level of the SPY (an ETF designed to track the US large cap equity market) measured one trading day prior to the inception of each Autocall, plus (2) a fixed 15% volatility add on. Additionally, the volatility target is subject to a minimum volatility floor of 25%, and a maximum volatility cap of 35%.

An Underlying Reference Index aligns its volatility target daily by adjusting notional exposure (the "Leverage Factor") to the NYSE® U.S. 500 Index. The Leverage Factor can be higher or lower than 100%, subject to a maximum exposure cap of 300%. Each day, the Leverage Factor resets, and is calculated as: the volatility target of the Underlying Reference Index divided by the lesser of (a) truVol®, a higher-frequency measure of realized volatility on the SPY, and (b) a realized volatility measure ("Realized Volatility Measure") derived from the average of a short-term realized variance and a long-term realized variance on the NYSE® U.S. 500 Index. The Leverage Factor on each Underlying Reference Index is dynamic and could adjust to a higher level if its historical realized volatility is lower than its target volatility, and vice versa.

truVol® is a proprietary volatility-calculation methodology developed by Salt Financial LLC. The truVol® methodology takes into consideration intraday, 15-minute movements of the SPY in determining realized volatility, allowing for a more reactive and higher-frequency calculation of realized volatility in comparison to other measures that are conventionally calculated using only daily returns. Further detail on truVol® is available at https://saltfinancial.com/solutions/#truvol.

The short-term realized variance is determined by an exponentially-weight moving average ("EWMA") methodology with a decay factor of 94%. With a decay factor of 94%, the EWMA variance assigns a weight of 6% to the most recent daily price change. The next most recent daily price change has a weight equal to 94% of 6%, which is 5.64%. The next most recent daily price change after that has a weight equal to 94% of 5.64%, which is 5.30%, and so on. The 10 most recent daily price changes account for approximately 46% of the weight of the EWMA variance measure with a decay factor of 94%.

The long-term realized variance is determined by an EWMA methodology with a decay factor of 97%. With a decay factor of 97%, the EWMA variance assigns a weight of 3% to the most recent daily price change. The next most recent daily price change has a weight equal to 97% of 3%, which is 2.91%. The next most recent daily price change after that has a weight equal to 97% of 2.91%, which is 2.82%, and so on. The 10 most recent daily price changes account for approximately 26% of the weight of the EWMA variance measure with a decay factor of 97%.

The Underlying Reference Index provides higher Leverage Factor when market volatility is low, and lower Leverage Factor when market volatility is high. For example, the Underlying Reference Index Volta 25 has a volatility target of 25%. If the lesser of (a) truVol®, and (b) the Realized Volatility Measure was 20%, the Underlying Reference Index Volta 25 would represent a 125% notional exposure, or Leverage Factor, to the NYSE® U.S. 500 Index. If the lesser of (a) truVol®, and (b) the Realized Volatility Measure was 40%, the Underlying Reference Index Volta 25 would represent a 62.5% notional exposure, or Leverage Factor, to the NYSE® U.S. 500 Index.

Since the maximum Leverage Factor is capped at 300%, in a low realized volatility environment, the volatility of the Underlying Reference Index may realize lower than its intended volatility target. For example, the Underlying Reference Index Volta 35 has a volatility target of 35%. If the lesser of (a) truVol®, and (b) the Realized Volatility Measure was 10%, the Underlying Reference Index Volta 35 would represent a 300% maximum notional exposure, or Leverage Factor, to the NYSE® U.S. 500 Index. It will not, however, represent a 350% Leverage Factor. In other words, the Underlying Reference Index Volta 35 would have a capped volatility target of 30% on that day.

In addition, each Underlying Reference Index is subject to the following imputed costs that are applied to the index value, deducted daily: (1) a notional financing cost (US Federal Funds Effective Rate plus a funding spread reflected by the cost of financing S&P 500 index futures), (2) a fixed synthetic dividend, or return decrement, of 6% per annum, and (3) a transaction cost (0.01% on the change in its notional exposure to the NYSE® U.S. 500 Index). Each Underlying Reference Index is intended to be an excess return index, and not a total return index. The annualized notional financing cost is an approximation of establishing notional exposure to the NYSE® U.S. 500 Index using borrowed funds. The 6% per annum return decrement is further subtracted from the return of each Underlying Reference Index regardless of the actual dividends paid by the constituent securities of the NYSE® U.S. 500 Index. The transaction cost is meant to reflect the bid/ask cost incurred daily in adjusting the Underlying Reference Index's notional exposure to the NYSE® U.S. 500 Index. These costs will create a constant drag on the performance of each Underlying Reference Index, potentially offsetting positive returns of the NYSE® U.S. 500 Index, and exacerbating negative returns; even if the return on the NYSE® U.S. 500 Index is flat, each Underlying Reference Index will decline daily due to the costs described above.

Implementation Glossary

Feature	Description	Specifics
Autocallable Barrier	Predetermined level of the Underlying Reference Index, which if reached or exceeded on specified observation dates will cause the Autocallable to automatically mature (i.e. be "called").	104.50% of the value of the Underlying Reference Index as at the date the Autocallable becomes first callable. Quarterly step down of 0.25%, to a minimum level of 100%.
Coupon Barrier	Predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified observation dates will cause a fixed coupon amount to be paid (the "Coupon").	70% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio.

Principal Barrier	Predetermined level of the Underlying Reference Index above which on the maturity date of the Autocallable will result in the full repayment of principal.	70% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Autocallable Call Feature Observation Dates	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier.	Quarterly. First callable observation date starts 6 to 15 months from inception of the Autocallable. Each of the 52 Autocallables has its unique anchor date that determines its first callable date.
Contingent Principal Protection Observation Date	A predetermined date on which the level of the Underlying Reference Index is compared to the Principal Barrier.	The maturity date.
Contingent Coupon Payment Observation Dates	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier.	Monthly.
Maturity Date	The final observation date, on which the Autocallable terminates and the final cash flows are determined.	5 to 5.75 years. Every Maturity Date is 4.5 years after the first Autocallable Call Feature Observation Date, this ensures each Maturity Date is unique.
Coupon Percentage	Annualized percentage number that determines the size of the Coupon to be made on Contingent Coupon Payment Observation Dates, if the relevant payout and return characteristics have been met.	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the NYSE® U.S. 500 Adaptive Vol Autocallable Index (the "Laddered Autocall Index").